Pension and Other Employee Obligations - Contributions to Defined Contribution Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 11,684	$ 10,265	$ 7,458
India [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	8,123	7,587	5,173
Philippines [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	127	106	83
South Africa [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	860	715	617
Sri Lanka [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	625	661	612
UK [member]
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	670	780	681
USA [Member
Disclosure of geographical areas [Line Items]
Contributions to defined contribution plans	$ 1,279	$ 416	$ 292